Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000163518 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000163518 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000163518 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000163518 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000163518 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000163518 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000163518 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000163518 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000163518 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000163518 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[1]
C000163518 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163518 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000163518 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000163518 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000163518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000163518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000163518 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163518 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163518 [Member] | Net other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000055456 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000055456 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000055456 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000055456 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000055456 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000055456 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000055456 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000055456 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000055456 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000055456 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[2]
C000055456 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055456 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055456 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000055456 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055456 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055456 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055456 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000055456 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000055456 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000055456 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055456 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055456 [Member] | Net other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000055455 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000055455 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000055455 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000055455 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000055455 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000055455 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000055455 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000055455 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000055455 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000055455 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[3]
C000055455 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055455 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055455 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000055455 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055455 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055455 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055455 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000055455 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000055455 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000055455 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055455 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055455 [Member] | Net other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000055454 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000055454 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000055454 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000055454 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000055454 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000055454 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000055454 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000055454 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000055454 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000055454 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[4]
C000055454 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055454 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055454 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000055454 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055454 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055454 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055454 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000055454 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000055454 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000055454 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055454 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055454 [Member] | Net other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.